Cash and Cash Equivalents and Marketable Securities - Schedule of Marketable Securities (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Schedule of Marketable Securities [Line Items]
Total current		R$ 16,353	R$ 16,908
Total noncurrent		18,394
Selic Treasury Notes [Member]
Schedule of Marketable Securities [Line Items]
Total current		R$ 16,353	16,908
Selic Treasury Notes [Member] | Bottom of range [member] | SELIC [Member]
Schedule of Marketable Securities [Line Items]
Percentage of CDI		100.00%
Selic Treasury Notes [Member] | Top of range [member] | SELIC [Member]
Schedule of Marketable Securities [Line Items]
Percentage of CDI		178.00%
Bank deposit certificates [Member]
Schedule of Marketable Securities [Line Items]
Total noncurrent	[1]	R$ 18,394
Bank deposit certificates [Member] | Bottom of range [member] | CDI [Member]
Schedule of Marketable Securities [Line Items]
Percentage of CDI	[1]	98.00%
Bank deposit certificates [Member] | Top of range [member] | CDI [Member]
Schedule of Marketable Securities [Line Items]
Percentage of CDI	[1]	100.25%

[1]	Certificates of Deposit (CDBs) and securities pledged as collateral are held to settle the financing facilities contracted with BNB.